Segment reporting (Tables)	6 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
Segment As Adjusted EBITDA
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended June 30,		For the six months ended June 30,
		2018	2017	2018	2017
	Note	€m	€m	€m	€m
Profit for the period		31.0	19.3	93.4	67.3
Taxation		10.7	5.9	29.2	17.1
Net financing costs		17.9	32.3	24.0	48.4
Depreciation		9.5	8.1	18.0	18.0
Amortization		1.7	1.4	3.2	3.8
EBITDA		70.8	67.0	167.8	154.6
Acquisition purchase price adjustments		2.1	—	2.1	—
Exceptional items	6	6.1	11.5	7.6	11.4
Other adjustments		9.9	0.8	14.6	2.1
Adjusted EBITDA		88.9	79.3	192.1	168.1

External Revenue by Geography
External revenue by geography

	For the three months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017
	€m	€m	€m	€m
United Kingdom	129.4	105.6	239.3	211.8
Italy	83.6	82.9	198.6	193.3
Germany	66.9	65.1	155.0	147.7
France	41.8	40.1	85.8	83.6
Sweden	45.0	49.5	94.5	106.7
Norway	28.4	26.8	59.4	59.5
Austria	20.9	22.0	50.4	48.2
Spain	18.4	20.3	38.1	41.1
Rest of Europe	53.8	45.8	106.3	97.5
Total external revenue by geography	488.2	458.1	1,027.4	989.4